SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSE AT THE EFFECTIVE RATE FROM INCOME TAX (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
Income Tax Disclosure [Abstract]
Income before income taxes	$ 4,323,506	¥ 30,779,040	¥ 20,118,750	¥ 13,219,524
Income tax expense computed at statutory income tax rate	1,080,876	7,694,760	5,029,688	3,304,880
Tax effect of preferential tax rate	(432,527)	(3,079,155)	(2,011,875)	(1,321,952)
Permanent differences	819	5,829	29,352	13,064
Effect of income tax rate difference in other jurisdictions		(2)	(1,460)
Change in valuation allowance	9	61	3,644
Total	$ 649,177	¥ 4,621,493	¥ 3,049,349	¥ 1,995,992